Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net income	$ 127,881	$ 26,068
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	70,254	64,087
Amortization of deferred charges	3,321	3,066
Impairment loss on vessels	0	11,780
Share option expenses	0	203
Share of results of associated companies	4,976	(9,868)
Dividends received from associated companies	978	16,868
Amortization of unfavorable charter party contracts	(845)	(545)
Mark to market (gain) loss on derivatives	(4,383)	(3,679)
Mark to market (gain) loss on marketable securities	0	(448)
Non-cash lease expense	(169)	(131)
Gain on sale of assets	(1,133)	(2,583)
Other	(69)	(534)
Changes in operating assets and liabilities, net:
Trade accounts receivable	(167)	(15,588)
Related party payables and receivables balances	1,086	1,026
Other receivables	(8,464)	14,252
Inventories	(34)	(6,247)
Voyages in progress	(3,534)	3,744
Prepaid expenses	(4,735)	3,382
Other long-term assets	(2,105)	0
Trade accounts payables	(103)	4,082
Accrued expenses	3,837	7,959
Other current liabilities	5,464	5,174
Other long-term liabilities	701	0
Net cash provided by operating activities	192,757	122,068
Investing activities
Additions to vessels and right of use assets	(871)	(254,010)
Additions to newbuildings	(52,554)	(113,739)
Proceeds from sale of vessels	15,709	58,873
Repayment of loans receivable from related parties	0	925
Other investing activities, net	0	4
Net cash used in investing activities	(37,716)	(307,947)
Financing activities
Proceeds from long-term debt	531,820	537,140
Repayment of long-term debt	(565,003)	(297,505)
Repayment of finance leases (including related party amounts of $12,382 and $12,418 for the six months ended June 30, 2024 and 2023 respectively)	(12,382)	(12,418)
Debt fees paid	(5,681)	(4,516)
Distributions to shareholders	(119,897)	(60,120)
Share repurchases	0	(7,452)
Proceeds from share distributions	522	0
Net cash provided by (used in) financing activities	(170,621)	155,129
Net change in cash, cash equivalents and restricted cash	(15,580)	(30,750)
Cash, cash equivalents and restricted cash at beginning of period	118,635	138,073
Cash, cash equivalents and restricted cash at end of period	$ 103,055	$ 107,323